Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,700,000
Proposed Maximum Offering Price per Unit	38.81
Maximum Aggregate Offering Price	$ 65,977,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,111.43
Offering Note	(1) This Registration Statement covers, in addition to the number of shares of Kilroy Realty Corporation, a Maryland corporation (the "Company" or the "Registrant"), common stock, par value $0.01 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Kilroy Realty Corporation 2006 Incentive Award Plan, as amended (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) and (h) under the Securities Act, the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Common Stock on July 23, 2026, as quoted on the New York Stock Exchange.